General Information	12 Months Ended
Dec. 31, 2023
General Information
General Information

Note 1 General Information

A)	Company information

Compañía Cervecerías Unidas S.A. (hereinafter also “CCU”, “the Company” or “the Parent Company”) was incorporated in Chile as an open stock company, and is registered in the Securities Registry of the Comisión para el Mercado Financiero (CMF) under Nº 0007, and consequently, the Company is overseen by the CMF. The Company’s shares are traded in Chile on the Santiago Stock Exchange and Electronic Stock Exchange. The Company is also registered with the United States of America Securities and Exchange Commission (SEC) and its American Depositary Shares (ADS)’s are traded in the New York Stock Exchange (NYSE). There was an amendment to the Deposit Agreement dated December 3, 2012, between the Company, JP Morgan Chase Bank, NA and all holders of ADRs, whereby there was a change in the ADS ratio from 5 common shares for each ADS to 2 common shares for each AgDS, effective as of December 20, 2012.

Compañía Cervecerías Unidas S.A. is a diversified beverage company, with operations mainly in Chile, Argentina, Uruguay, Paraguay, Colombia and Bolivia. CCU is the largest Chilean brewer, the second largest brewer in Argentina, the second largest producer of soft drinks in Chile, the second largest producer of wines in Chile, the largest producer of bottled water, nectars, sports drinks and iced tea in Chile and one of the largest producers of pisco in Chile. It also participates in the Home and Office Delivery ("HOD") business, a home delivery business of purified water in bottles through the use of dispensers; in the rum industry, other liquors, recently in ciders in Chile. It participates in the cider, liquor and wine industry in Argentina. It also participates in the mineral water, soft drinks, water, nectars and beer distribution industry in Argentina, Uruguay, Paraguay, Colombia and Bolivia.

Compañía Cervecerías Unidas S.A. is under the control of Inversiones y Rentas S.A. (IRSA), which is the direct and indirect owner of 65.87% of the Company’s shares. IRSA is currently a joint venture between Quiñenco S.A. and Heineken Chile SpA., a company controlled by Heineken International B.V., each with a 50% equity participation.

The Company’s address and main office is located in Santiago, Chile, at Avenida Vitacura Nº 2670, Las Condes district and its tax identification number (Rut) is 90,413,000-1.

As of December 31, 2023, the Company had a total 9,254 employees detailed as follows:

	Number of employes
	Parent company	Consolidated
Senior Executives	9	14
Managers and Deputy Managers	91	486
Others workers	322	8,754
Total	422	9,254

The Consolidated Financial Statements include: Statement of Financial Position, Statement of Income, Statement of Comprehensive Income, Statement of Changes in Equity, Statement of Cash Flows (direct method), and the Accompanying Notes with disclosures.

In the accompanying Statement of Financial Position, assets and liabilities that are classified as current, are those with maturities equal to or less than twelve months, and those classified as non-current, are those with maturities greater than twelve months. In turn, in the Consolidated Statement of Income, expenses are classified by function, and the nature of depreciation and personnel expenses is identified in footnotes. The Consolidated Statement of Cash Flows is presented using the direct method.

The figures of the Consolidated Statement of Financial Position and respective explanatory notes are presented compared with the balances as of December 31, 2022 and the Consolidated Statement of Changes in Shareholders' Equity, Consolidated Statement of Income by Function, Consolidated Statement of Comprehensive Income, Consolidated Statement of Cash Flows and respective explanatory notes are presented compared with balances as of December 31, 2022 and December 31, 2021.

These Consolidated Financial Statements are presented in thousands of Chilean pesos (ThCh$) and have been prepared from the accounting records of Compañía Cervecerías Unidas S.A. and its subsidiaries. All amounts have been rounded to thousand Chilean pesos, except when otherwise indicated.

The Company’s functional currency and presentation currency is the Chilean peso, except for some subsidiaries in Chile, United States, Argentine, Uruguay, Paraguay, Bolivia and United Kingdom that use the US Dollar, Argentine peso, Uruguayan Peso, Paraguayan guaraní, Bolivian and Sterling Pound, respectively. The functional currency of joint operations in Chile and Colombia and associates in Argentine and Perú, are the Chilean peso and Colombian peso, Argentine peso and the Sol, respectively. However they use the Chilean peso as the presentation currency for consolidation purposes.

Subsidiaries whose functional currencies are not the Chilean peso and are not a currency from a country which economy has been classified as hyperinflationary, have converted their financial statement from their functional currency to the Group’s presentation currency, which is the Chilean peso. The following exchange rates have been used: for the Consolidated Statement of Financial Position and the Consolidated Statement of Changes in Equity, net at the year-end exchange rate, and for the Consolidated Statements of Income, Consolidated Statements of Comprehensive Income and the Consolidated Statement of Cash Flows at the transaction date exchange rate or at the average monthly exchange rate, as appropriate. For consolidation purposes, the assets and liabilities of subsidiaries whose functional currency is different from the Chilean peso, are translated into Chilean pesos using the exchange rates prevailing at the date of the Consolidated Financial Statements while the Gains (losses) on exchange differences caused by the conversion of assets and liabilities are recorded in the Conversion Reserves account under Other equity reserves. Income, costs and expenses are translated at the average monthly exchange rate for the respective periods. These exchange rates have not undergone significant fluctuations during the year, with the exception of subsidiaries in hyperinflationary economies. (See Note 2 –Summary of significant accounting policies, (2.4)).

B)	Brands and licensing

In Chile, its portfolio of brands in the beer category consists of its own CCU brands, international licensing brands, and distribution of Craft brands. CCU’s own brands correspond to national products produced, marketed, and distributed by Cervecera CCU Chile Ltda. which include the following brands among others; Cristal, Escudo, Royal Guard, Morenita, Dorada, Andes, Bavaria, and Stones in its Lemon, Maracuyá and Red Citrus varieties. The international licensing brands are mostly produced while others are imported. All are marketed and distributed by Cervecera CCU including among others, Heineken, Sol, Coors, Blue Moon, Birra Moretti and Edelweiss brands. The Craft brands of beers (Austral, Polar Imperial, Patagonia, Kunstmann, Szot, Guayacán, D´olbek, Mahina and Volcanes del Sur) are created and mostly produced in their original breweries and in partnership with Cervecera CCU marketed and distributed by the Company.

In the Chile operating segment, in the non-alcoholic beverage’s category, CCU has the Bilz, Pap, Kem, Kem Xtreme, Nobis, Pop, Cachantun, Mas, Mas Woman and Porvenir brands. In the HOD category, CCU has the Manantial brand. The Company, directly or through its subsidiaries, has licensing agreements with Pepsi, 7up, Mirinda, Gatorade, Adrenaline Red, Lipton Ice Tea, Crush, Canada Dry Limón Soda, Canada Dry Ginger Ale, Canada Dry Agua Tónica, Nestlé Pura Vida, Watt’s, Watt´s Selección and Frugo. In Chile, CCU is the exclusive distributor of the Red Bull energy drink, Rockstar and Perrier water. Through a joint venture it also has its own brands, Sprim and a license for the Vivo and Caricia brands.

Additionally, in the Chile operating segment, in the pisco and cocktails categories, CCU owns the Mistral, Tres Erres, Campanario, Horcón Quemado, Control Valle del Encanto, Espíritu de los Andes, La Serena, Iceberg, Hard Fresh, Ruta Cocktail, Sabor Andino Sour, Sol de Cuba, brands, together with the respective line extensions, as applicable. In the rum category, the Company owns the Sierra Morena (and their extensions) and Cabo Viejo brands. In the liquor category, the Company has the Kantal, Fehrenberg and Barsol brands and is the exclusive distributor in Chile of Pernod Ricard brands in the traditional channel and exclusive distributor in Chile of Fratelli Branca brands for all channels. Finally, in the cider category, the Company owns the Cygan and distributes the Villa Pehuenia brand and Sidra 1888.

On January 2023, CPCh materialized the acquisition of D&D SpA. (see Note 1 - General information, letter C, number (11)), adding La Pizka to its portfolio of brands.

On August 8th 2019 CCU announced that its subsidiary Compañía Pisquera de Chile S.A. (“CPCh”) acting through out Inversiones Internacionales SpA. and International Spirits Investments USA LLC, have communicated to LDLM Investment LLC their decision to initiate the sell of its whole participation in Americas Distilling Investment LLC (“ADI”) which amount to 40%. ADI is the owner of the Peruvian Company Bodega San Isidro S.R.L. and the Barsol brand. That sales process initiated by CPCh did not take place, because the terms and conditions described in the offers presented by the interested parties were not feasible or satisfactory.

In Argentina, CCU produces beer in its plants located in Salta, Santa Fe and Luján. Its main brands are Schneider, Imperial, Palermo, Santa Fé, Salta, Córdoba, Isenbeck, Norte and Iguana. At the same time, it is the holder of exclusive license for the production and marketing of Miller Genuine Draft, Heineken, Amstel, Sol, Warsteiner and Grolsch. CCU also imports Kunstmann and Blue Moon brands, and exports beer to different countries, mainly under the Schneider, Heineken and Imperial brands. Besides, participates in the cider business, marketing the leading market brands “Sidra Real”, “La Victoria” and “1888” in addition to the Pehuenia brand. Also participates in the spirits business, which are market under El Abuelo brand, in addition to importing pisco from Chile. Its wine portfolio include the sale and distribution of the Eugenio Bustos and La Celia brands and since June 2019 has incorporated to its wine portfolio Colón, Graffina and Santa Silvia brands belonging to Finca La Celia (subsidiary in Argentina of the Chilean subsidiary Viña San Pedro de Tarapacá S.A. (“VSPT”)).

With the acquisition of the shareholdings in Aguas de Origen S.A. and Aguas Danone de Argentina S.A., during 2022, CCU entered the spring water, mineral water and saborized water business, participating with the brands Villavicencio, Villa del Sur, Levité, Ser and Brío.

In the Wine Operating Segment, CCU through its subsidiary VSPT has an extensive portfolio of wine brands produced by the eight wineries that make up the group. Among them are: Altaïr, Cabo de Hornos, Sideral, 1865, Castillo de Molina, Epica, Gato (in domestic market) and GatoNegro (in export market) from Viña San Pedro, the Reserva and Gran Reserva lines of Viña Tarapacá and its Blue and Black labels; Viña Leyda in its Reserva, Single Vineyard and Lot series; Misiones de Rengo Varietal, Reserva, Cuvée, Gran Reserva Black, Mision, and its Sparkling line; in addition to Alpaca, Reservado and Siglo de Oro Reserva de Viña Santa Helena; and in the sparkling category, Viñamar in its expressions Traditional Method, Extra Brut, Rosé, Moscato, Brut, Unique Brut, Unique Moscato, ICE and Zero Dealcoholized, and, finally, Manquehuito in the coolers category. In Argentina, the brands La Celia, Graffigna, Colón and Colón Selecto.

In Uruguay, the Company participates in the mineral water business with the Nativa and Nix brands, soft drinks with the Nix brand and nectars with Watt's brand, in isotonic drinks with the FullSport brands. In addition, it sells imported beer under the Heineken, Schneider, Imperial, Escudo Silver, Kuntsmann, Miller, and Amstel. Recently the wine category, it participates with the brands with Misiones de Rengo, Eugenio Bustos and La Celia brands all imported.

In Paraguay, the Company participates in the non-alcoholic and alcoholic drinks business. Its portfolio of non-alcoholic brands consists of Pulp, Watt's, Puro Sol, La Fuente and the FullSport isotonic drinks. These brands include our own licensed and imported brands. The Company in the alcoholic drinks business is the owner of Sajonia beer brand and imports Heineken, Amstel, Paulaner, Sol, Blue Moon and Schin brands. In the wine category, it distributes the Misiones de Rengo and La Celia brands and in the category of piscos, distributes the Mistral brand.

In Bolivia, as of May 2014, CCU participates in the non-alcoholic and alcoholic beverages business through its subsidiary Bebidas Bolivianas BBO S.A. (BBO). Within the portfolio of non-alcoholic beverages, BBO has the Mendocina, Sinalco, Real and De la Sierra. These brands include their own and licensed brands. On the other hand, the alcoholic beverages include Real, Capital, Cordillera, Uyuni and Amstel brands. Aditionally, BBO markets the imported beer Heineken brands.

In Colombia, CCU participates in the beer business through its joint venture Central Cervecera de Colombia S.A.S. ("CCC"). CCC holds exclusive licensing agreements for the import, distribution and production of Heineken beer in Colombia. In December 2015, the craft beer company "Artesanos de Cerverza" was acquired with its brand "Tres Cordilleras". From 2016, the Tecate and Sol brands were incorporated, with a licensing agreement to brew and/or market these brands. During April 2017, the Miller and Miller Genuine Draft (MGD) brands were incorporated with a licence agreement to brew and/or market these brands. Since 2019, local production of the Tecate brand and the launch of Natu Malta (non-alcoholic malt-based product) began, the import and marketing of the Kunstmann brand and local production of Heineken beer began. In October 2021, the local production of the Sol brand began.

The described licenses are detailed as follows:

Main brands under license
Licenses	Validity Date
Aberlour, Absolut, Ballantine's, Beefeater, Blender´s Pride, Borzoi, Chivas Reagal, Cuvee MUMM, Dubonnet, Elyx, G.H. MUMM, Havana Club, Jameson, Kahlúa, Level, Long John, Longmorn, Malibu, Martell, Olmeca, Orloff, Passport, Pernod, Perrier Jouet, Ricard, Royale Salute, Sandeman, Scapa, Strathisla, The Glenlivet, Wyborowa, 100 Pipers, in Chile (1)	June 2027
Amstel in Argentina (2)	10 years renewables
Amstel in Bolivia (10)	August 2033
Amstel in Uruguay (17)	In process
Amstel in Paraguay (1)	September 2024
Austral in Chile (4)	July 2024
Blue Moon in Chile (5)	December 2025
Blue Moon in Paraguay (17)	April 2028
Coors in Chile (6)	December 2025
Crush, Canada Dry (Ginger Ale, Agua Tónica and Limón Soda) in Chile (7)	December 2028
Fernet Branca, Brancamenta, Punt E Mes, Borghetti, Carpano Rosso and Carpano Bianco in Chile	December 2024
Frugo in Chile	Indefinitely
Gatorade in Chile (8)	December 2043
Grolsch in Argentina	May 2028
Heineken in Bolivia (9)	December 2024
Heineken in Chile and Argentina (10)	10 years renewables
Heineken in Colombia (11)	March 2028
Heineken in Paraguay (1)	May 2026
Heineken in Uruguay (10)	10 years renewables
Mas in Uruguay (16)	December 2028
Kunstmann in Colombia (1)	July 2025
Miller in Argentina (11)	December 2026
Miller Lite and Miller Genuine Draft in Colombia (14)	December 2026
Miller in Uruguay (7)	July 2026
Nestlé Pure Life in Chile (7)	December 2027
Paulaner in Paraguay	April 2025
Patagonia in Chile	Indefinitely
Pepsi, Seven Up and Mirinda in Chile	December 2043
Polar Imperial in Chile	Indefinitely
Red Bull in Chile (12)	Indefinitely
Rockstar in Chile (18)	December 2043
Sol in Argentina (10)	10 years renewables
Sol in Chile (10)	10 years renewables
Sol in Colombia (3)	March 2028
Sol in Paraguay (1)	January 2026
Té Lipton in Chile	December 2030
Tecate in Colombia (3)	March 2028
Warsteiner in Argentina (15)	May 2028
Watt´s in Uruguay	99 years
Watt's (nectars, fruit-based drinks and other) rigid packaging, except carton in Chile	Indefinitely
Watt's in Paraguay (13)	July 2026

(1)	Renewable for successive periods of 3 years.
(2)	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(3)	The contract will remain in effect as long as the Heineken license agreeemente for Colombia remains in force.
(4)	Renewable for periods of two years, subject to the compliance of the contract conditions
(5)	If Renewal criteria have benn satisfied, renewable through December, 2025, thereafter shall automatically renew every year for a new term of 5 years (Rolling Contract).
(6)	After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 5 years, subject to the compliance of the contract conditions.
(7)	License renewable for periods of 5 years, subject to the compliance of the contract conditions.
(8)	License was renewed for a period equal to the duration of the Shareholders Agreement of Bebidas CCU-PepsiCo SpA.
(9)	License for 10 years, automatically renewable for periods of 5 years, unless notice of non-renewal.
(10)	License for 10 years, automatically renewable on the same terms (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(11)	After the initial termination date, license is automatically renewable each year for a period of 5 years (Rolling Contract), unless notice of non-renewal is given.
(12)	Indefinite contract, notice of termination 6 months in advance.
(13)	Sub-license is renewed automatically and successively for two periods of 5 years each, subject to the terms and conditions stipulated in the International Sub-license agreement of December 28, 2018 between Promarca Internacional Paraguay S.R.L. and Bebidas del Paraguay S.A.
(14)	License renewable for one period of 5 years, subject to the compliance of the contract conditions.
(15)	Prior to the expiration of the term, the parties will negotiate its renewal for another 5 years.
(16)	Renewable contract for successive periods of 10 years.
(17)	Distribution started; distribution contract under negotiation.
(18)	As long as the shareholders Agreement of Bebidas CCU-PepsiCo SpA. is in force.

C)	Direct and indirect significant subsidiaries

The consolidated financial statements include the following direct and indirect subsidiaries where the percentage of participation represents the economic interest at a consolidated level:

Subsidiary	Tax ID	Country of origin	Functional currency	Share percentage direct and indirect
				As of December 31, 2023			As of December 31, 2022
				Direct %	Indirect %	Total %	Total %
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	–	50.0917	50.0917	50.0917
Cervecera Guayacán SpA. (**)	76,035,409-0	Chile	Chilean Pesos	–	25.0006	25.0006	25.0006
CRECCU S.A. (13)	76,041,227-9	Chile	Chilean Pesos	99.9602	0.0398	100.0000	100.0000
Cervecería Belga de la Patagonia S.A. (**)	76,077,848-6	Chile	Chilean Pesos	–	25.5034	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	Chilean Pesos	99.8516	0.1484	100.0000	100.0000
Bebidas CCU-PepsiCo SpA. (**)	76,337,371-1	Chile	Chilean Pesos	–	49.9888	49.9888	49.9888
CCU Inversiones II SpA. (1)	76,349,531-0	Chile	US Dollar	99.9547	0.0453	100.0000	100.0000
Cervecería Szot SpA. (**)	76,481,675-7	Chile	Chilean Pesos	–	25.0006	25.0006	25.0006
Bebidas Carozzi CCU SpA. (**)	76,497,609-6	Chile	Chilean Pesos	–	49.9917	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	–	99.9834	99.9834	99.9834
Inversiones Invex CCU Ltda. (2)	76,572,360-4	Chile	US Dollar	66.6519	33.3406	99.9925	99.9922
Promarca Internacional SpA. (**)	76,574,762-7	Chile	US Dollar	–	49.9917	49.9917	49.9917
CCU Inversiones S.A. (3)	76,593,550-4	Chile	Chilean Pesos	99.0242	0.9533	99.9775	99.9775
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	–	80.0000	80.0000	80.0000
Promarca S.A. (**)	76,736,010-K	Chile	Chilean Pesos	–	49.9917	49.9917	49.9917
D&D SpA. (12) (**)	76,920,876-3	Chile	Chilean Pesos	–	40.8105	40.8105	–
La Barra S.A. (9)	77,148,606-1	Chile	Chilean Pesos	99.0000	1.0000	100.0000	100.0000
Mahina SpA. (**)	77,248,551-4	Chile	Chilean Pesos	–	25.0458	25.0458	25.0458
Volcanes del Sur S.A. (8)	77,622,887-7	Chile	Chilean Pesos	–	74.9503	74.9503	74.9503
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	98.0000	2.0000	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	95.8904	4.1080	99.9984	99.9984
Millahue S.A.	91,022,000-4	Chile	Chilean Pesos	99.9621	–	99.9621	99.9621
Viña San Pedro Tarapacá S.A. (*) (3)	91,041,000-8	Chile	Chilean Pesos	–	84.6824	84.6824	84.6824
Manantial S.A.	96,711,590-8	Chile	Chilean Pesos	–	50.5519	50.5519	50.5519
Viña Altaïr SpA.	96,969,180-9	Chile	Chilean Pesos	–	84.6824	84.6824	84.6824
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	–	50.0007	50.0007
Cervecera CCU Chile Ltda. (7)	96,989,120-4	Chile	Chilean Pesos	99.8064	0.1935	99.9999	99.9999
Embotelladoras Chilenas Unidas S.A.	99,501,760-1	Chile	Chilean Pesos	98.8000	1.1834	99.9834	99.9834
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	50.0000	49.9888	99.9888	99.9888
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	46.0000	34.0000	80.0000	80.0000
Cía. Cervecerías Unidas Argentina S.A.	0-E	Argentina	Argentine Pesos	–	99.9939	99.9939	99.9937
Compañía Industrial Cervecera S.A. (14)	0-E	Argentina	Argentine Pesos	–	99.9952	99.9952	99.9950
Finca La Celia S.A.	0-E	Argentina	Argentine Pesos	–	84.6824	84.6824	84.6824
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	–	74.9980	74.9980	74.9979
Sáenz Briones y Cía. S.A.I.C. (14)	0-E	Argentina	Argentine Pesos	–	–	–	99.9369
Bebidas Bolivianas BBO S.A. (6)	0-E	Bolivia	Bolivians	–	51.0000	51.0000	51.0000
VSPT Winegroup (Shanghai) Limited (11)	0-E	China	Yuan	–	84.6824	84.6824	84.6824
International Spirits Investments USA LLC	0-E	United States	US Dollar	–	80.0000	80.0000	80.0000
VSPT US LLC (4)	0-E	United States	US Dollar	–	84.6824	84.6824	84.6824
VSPT UK Ltd. (5)	0-E	United Kingdom	Sterling Pound	–	84.6824	84.6824	84.6824
Bebidas del Paraguay S.A. (10)	0-E	Paraguay	Paraguayan Guaranies	–	55.0070	55.0070	50.0050
Distribuidora del Paraguay S.A. (10)	0-E	Paraguay	Paraguayan Guaranies	–	54.9640	54.9640	49.9590
Promarca Internacional Paraguay S.R.L. (**)	0-E	Paraguay	Paraguayan Guaranies	–	49.9917	49.9917	49.9917
Sajonia Brewing Company S.R.L.	0-E	Paraguay	Paraguayan Guaranies	–	54.4569	54.4569	49.5049
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	–	100.0000	100.0000	100.0000
Coralina S.A.	0-E	Uruguay	Uruguayan Pesos	–	100.0000	100.0000	100.0000
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	–	100.0000	100.0000	100.0000
Milotur S.A.	0-E	Uruguay	Uruguayan Pesos	–	100.0000	100.0000	100.0000

(*) Listed company in Chile.

(**) Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

In addition to what is shown in the preceding table, the following are the percentages of participation with voting rights, in each of the subsidiaries. Each shareholder has one vote per share owned or represented. The percentage of participation with voting rights represents the sum of the direct participation and indirect participation through a subsidiary.

Subsidiary	Tax ID	Country of origin	Functional currency	Share percentage with voting rights
				As of December 31, 2023	As of December 31, 2022
				%	%
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	50.0917	50.0917
Cervecera Guayacán SpA. (**)	76,035,409-0	Chile	Chilean Pesos	25.0006	25.0006
CRECCU S.A. (13)	76,041,227-9	Chile	Chilean Pesos	100.0000	100.0000
Cervecería Belga de la Patagonia S.A. (**)	76,077,848-6	Chile	Chilean Pesos	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	Chilean Pesos	100.0000	100.0000
Bebidas CCU-PepsiCo SpA. (**)	76,337,371-1	Chile	Chilean Pesos	49.9888	49.9888
CCU Inversiones II SpA. (1)	76,349,531-0	Chile	US Dollar	100.0000	100.0000
Cervecería Szot SpA. (**)	76,481,675-7	Chile	Chilean Pesos	25.0006	25.0006
Bebidas Carozzi CCU SpA. (**)	76,497,609-6	Chile	Chilean Pesos	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	99.9834	99.9834
Inversiones Invex CCU Ltda. (2)	76,572,360-4	Chile	US Dollar	99.9925	99.9922
Promarca Internacional SpA. (**)	76,574,762-7	Chile	US Dollar	49.9917	49.9917
CCU Inversiones S.A. (3)	76,593,550-4	Chile	Chilean Pesos	99.9775	99.9775
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	80.0000	80.0000
Promarca S.A. (**)	76,736,010-K	Chile	Chilean Pesos	49.9917	49.9917
D&D SpA. (12) (**)	76,920,876-3	Chile	Chilean Pesos	40.8105	–
La Barra S.A. (9)	77,148,606-1	Chile	Chilean Pesos	100.0000	100.0000
Mahina SpA. (**)	77,248,551-4	Chile	Chilean Pesos	25.0458	25.0458
Volcanes del Sur S.A. (8)	77,622,887-7	Chile	Chilean Pesos	74.9503	74.9503
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	100.0000	100.0000
Millahue S.A.	91,022,000-4	Chile	Chilean Pesos	99.9621	99.9621
Viña San Pedro Tarapacá S.A. (*) (3)	91,041,000-8	Chile	Chilean Pesos	84.6824	84.6824
Manantial S.A.	96,711,590-8	Chile	Chilean Pesos	50.5519	50.5519
Viña Altaïr SpA.	96,969,180-9	Chile	Chilean Pesos	84.6824	84.6824
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	50.0007
Cervecera CCU Chile Ltda. (7)	96,989,120-4	Chile	Chilean Pesos	100.0000	100.0000
Embotelladoras Chilenas Unidas S.A.	99,501,760-1	Chile	Chilean Pesos	99.9834	99.9834
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	100.0000	100.0000
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	80.0000	80.0000
Cía. Cervecerías Unidas Argentina S.A.	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Compañía Industrial Cervecera S.A. (14)	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Finca La Celia S.A.	0-E	Argentina	Argentine Pesos	84.6824	84.6824
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	74.9980	74.9979
Sáenz Briones y Cía. S.A.I.C. (14)	0-E	Argentina	Argentine Pesos	–	100.0000
Bebidas Bolivianas BBO S.A. (6)	0-E	Bolivia	Bolivians	51.0000	51.0000
VSPT Winegroup (Shanghai) Limited (11)	0-E	China	Yuan	84.6824	84.6824
International Spirits Investments USA LLC	0-E	United States	US Dollar	80.0000	80.0000
VSPT US LLC (4)	0-E	United States	US Dollar	84.6824	84.6824
VSPT UK Ltd. (5)	0-E	United Kingdom	Sterling Pound	84.6824	84.6824
Bebidas del Paraguay S.A. (10)	0-E	Paraguay	Paraguayan Guaranies	55.0070	50.0050
Distribuidora del Paraguay S.A. (10)	0-E	Paraguay	Paraguayan Guaranies	54.9640	49.9590
Promarca Internacional Paraguay S.R.L. (**)	0-E	Paraguay	Paraguayan Guaranies	49.9917	49.9917
Sajonia Brewing Company S.R.L.	0-E	Paraguay	Paraguayan Guaranies	54.4569	49.5049
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000
Coralina S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000
Milotur S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000

(*) Listed company in Chile.

(**) Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

The main movements in the ownership of the subsidiaries included in these consolidated financial statements are the following:

(1) CCU Inversiones II SpA.

On August 18, 2021 the Company made a capital contribution to subsidiary CCU Inversiones II SpA. in the amount of US$ 7,500,000 (equivalent to ThCh$ 5,922,150).

Through public deed dated September 30, 2021, the Company and CCU Inversiones S.A., as the only partners of CCU Inversiones II SpA., agreed to turn this company into a joint-stock company (SpA.).

At the Extraordinary Shareholders’ Meeting of CCU Inversiones II SpA., held on November 30, 2021, the merger of Southern Breweries S.C.S. was agreed, by its incorporation into CCU Inversiones II SpA.

Under this merger, the capital of CCU Inversiones II SpA is fully subscribed and paid-in for a total of US$ 281,834,863, divided into 219,486,075 registered shares, of the same and unique series, and without nominal value, in which CCU S.A. has a participation of 58.8429%, CCU Inversiones S.A. has a participation of 0.0489%, Inversiones Invex CCU Tres Limitada has a participation of 41.1070% and Inversiones CCU Lux S.à r.l. has a participation of 0.0012%.

As a result of the above mentioned, CCU Inversiones II SpA. is the sole shareholder of CCU Inversiones III SpA. as the latter was previously owned by Southern Breweries S.C.S.

On December 31, 2021, by resolution of the sole shareholder, the merger of CCU Inversiones III SpA. was agreed, by its incorporation into CCU Inversiones II SpA.

Under this merger, CCU Inversiones II SpA., will acquire all the assets, authorizations, permits, obligations and liabilities of CCU Iversiones III SpA., and will succeed it in all its rights and obligations. As a result of the merger, all the capital of the Absorbed Company will be incorporated into the Absorbing Company, which it will be dissolved without the need of its liquidation. The latter did not generate effects at the CCU S.A. consolidated level.

Since the dissolution of Inversiones Invex CCU Tres Ltda. on July 1, 2022, CCU Inversiones II SpA.’s shareholders, corresponding to CCU S.A. and CCU Inversiones S.A., have a participation of 99.9511% and 0.0489%, respectively.

On December 12, 2022, the Company made a capital contribution to the subsidiary CCU Inversiones II SpA. in the amount of US$ 17,000,000 (equivalent to ThCh$ 14,645,670), resulting in a participation of 99.9539% for CCU S.A. and 0.0461% for CCU Inversiones S.A. The latter did not generate effects at the CCU S.A. consolidated level.

On February 28, 2023, the Company made a capital contribution to its subsidiary CCU Inversiones II SpA. by an amount of US$ 4,000,000 (equivalent to ThCh$ 3,324,960), in which the Company ended with a 99.9545% interest and CCU Inversiones S.A. ended with a 0.0455% interest. The latter did not generate effects at the CCU S.A. consolidated level.

On May 9, 2023, the Company made a capital contribution to the subsidiary CCU Inversiones II SpA. for an amount of US$ 1,500,000 (equivalent to ThCh$ 1,190,145), in which the Company reached a 99.9547% interest and CCU Inversiones S.A. reached a 0.0453% interest. The latter did not generate effects at the CCU S.A. consolidated level.

(2) Inversiones Invex CCU Ltda.

On June 1, 2021, the Company agreed to the division of this subsidiary, with the establishment of a new, limited liability company called Inversiones Invex SB Limitada. For division purposes the share capital of Inversiones Invex CCU Ltda. was reduced from US$ 306,466,817 to US$ 185,322,809 (equivalent ThCh$ 221,302,753 and ThCh$ 133,823,454).

Through public deed dated August 2, 2021, the liquidation of Inversiones Invex SB Ltda. was agreed upon and materialized on July 31, 2021. In the dissolution agreement for that company its assets and liabilities were transferred to its partners, Inversiones Invex Tres CCU Ltda., CCU Inversiones S.A. and CCU S.A. The latter did not generate effects at the CCU S.A. consolidated level.

Following the dissolution of Inversiones Invex CCU Tres Ltda. on July 1, 2022, the shareholders of Inversiones Invex CCU Ltda. reached the following participations: CCU S.A. with 65.1854% and CCU Inversiones S.A. with 34.8086%.

On May 25, 2023, the Company made a capital contribution to the subsidiary Inversiones Invex CCU Ltda. in the amount of US$ 8,150,000 (equivalent to ThCh$ 6,593,595), in which the Company reached a 66.6519% interest and CCU Inversiones S.A. reached a 33.3481% interest. The latter did not generate effects at the CCU S.A. consolidated level.

(3) CCU Inversiones S.A. and Viña San Pedro Tarapacá S.A.

On September 10, 2021 and October 4, 2021, subsidiary CCU Inversiones S.A. acquired an additional 0.4485% and 1.0670% of subsidiary Viña San Pedro Tarapacá S.A. for the amount of ThCh$ 1,167,074 and ThCh$ 2,694,720, equivalent to 179,274,015 and 424,365,414 shares, which generated an equity effect of ThCh$ 245,244, reaching a direct shareholding of 84.5159%.

On September 7, 2022, the subsidiary CCU Inversiones S.A. acquired an additional 0.1856% of the subsidiary Viña San Pedro Tarapacá S.A. for ThCh$ 438,105, equivalent to 74,000,000 shares, reaching a direct participation of 84.7015% (indirect interest of 84.6824%), which generated an effect on the Company’s equity of ThCh$ 102,625.

(4) VSPT US LLC

On August 9, 2021, the Company through its subsidiary Viña San Pedro Tarapacá S.A. established the company VSPT US LLC in the United States, the latter with a corporate purpose of marketing, sales and distribution of wine. The company capital amounts to US$ 400,000 (equivalent ThCh$ 337,876), which was paid-in on November 2, 2021.

(5) VSPT UK Ltd.

On June 1, 2022 the company VSPT UK Ltd. was incorporated in United Kingdom, whose corporate purpose is the commercialization of wines. On June 1, 2022 the capital of the company was paid in, which amounts to £ 1 (equivalent to Ch$ 1,135.30).

On November 28, 2022, a capital increase was made for an amount of £ 417,399 (equivalent to ThCh$ 431,444).

(6) Bebidas Bolivianas BBO S.A.

On April 26 and June 13, 2022, the subsidiary CCU Inversiones II SpA. made capital contributions to Bebidas Bolivianas BBO S.A. in the amount of US$ 1,019,971 and US$ 1,019,971 (equivalent to ThCh$ 867,771 and ThCh$ 950,695) respectively, since both partners participated in proportion to the current shareholding, the percentages of participation were maintained.

On January 25, 2023, the subsidiary CCU Inversiones II SpA. made a capital contribution to Bebidas Bolivianas BBO S.A. for US$ 1,784,914 (equivalent to ThCh$ 1,437,659), since both partners contributed in proportion to the current shareholding, the percentages of participation were unchanged.

On May 25, 2023, the subsidiary CCU Inversiones II SpA. made a capital contribution to Bebidas Bolivianas BBO S.A. for US$ 1,784,914 (equivalent to ThCh$ 1,444,049), since both partners contributed in proportion to the current shareholding, the percentages of participation were unchanged.

(7) Cervecera CCU Chile Ltda.

On August 16, 2022, the Company made a capital increase to the subsidiary Cervecera CCU Chile Ltda. in the amount of ThCh$ 6,750,000. As only CCU participated in this capital increase, the participation in Cervecera CCU Chile Ltda. is 99.8064% for CCU and 0.1935% for Millahue S.A. The latter did not generate effects at the CCU S.A. consolidated level.

(8) Volcanes del Sur S.A.

On August 24, 2022, the subsidiaries Cervecería Kunstmann S.A. and Cervecera CCU Chile Ltda. jointly acquired brands of Volcanes del Sur S.A. for ThCh$ 12,950,000. This transaction generated a direct participation in Volcanes del Sur S.A. of 50.1% for Cervecería Kunstmann S.A. and 49.9% for Cervecera CCU Chile Ltda.

(9) La Barra S.A.

At the Extraordinary Shareholders' Meeting of La Barra S.A., held on September 2, 2022, it was approved to carry out a capital increase for a total of ThCh$ 4,500,000, equivalent to 4,500,000 shares. The Company and the subsidiary Cervecera CCU Chile Ltda. will materialize this capital increase according to their percentage of participation (99% and 1%, respectively). The effective payment date was October 7, 2022. The latter did not generate effects at the CCU S.A. consolidated level.

(10) Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A.

On January 26, 2023, the Office of Foreign Assets Control (OFAC) of the United States Department of the Treasury announced sanctions against Mr. Horacio Cartes Jara, as of that date, shareholder of our subsidiaries Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A. (the "Companies in Paraguay").

On March 1, 2023, Compañía Cervecerías Unidas S.A. through its subsidiary CCU Inversiones II SpA. signed a Private Agreement with the shareholders of the Companies in Paraguay, agreeing to:

i.	The acquisition of all of the shares held by Ms. Sarah Cartes Jara in the Companies in Paraguay, which purchase and sale took place on March 1, 2023, for a total amount of US$ 4,001,920 (equivalent to ThCh$ 3,205,058), and CCU became the holder of a 55.0070% and 54.9640% of Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A. (generating an equity effect of ThCh$ 908,438), respectively; and

ii.	The acquisition by an unrelated third party of Mr. Cartes of all the shares owned by him, within the maximum term that expired on March 17 and subject to CCU agreeing with this third party certain amendments to the current shareholders' agreements of the Companies in Paraguay.

On March 16, 2023 having met the conditions set forth in the Private Agreement, Sudameris Bank S.A.E.C.A. acquired all of Mr. Horacio Cartes Jara participation in the Companies in Paraguay, signing with CCU the respective Shareholders' Agreements, which include corporate governance clauses and other usual clauses for this type of contract, and a Put Option Agreement, for a total of US$ 32,651,973 (present value of US$ 31,745,078, equivalent to ThCh$ 25,949,059 at the date of signing the agreement and US$ 32,555,031, equivalent to ThCh$ 28,554,669 as of December 31, 2023), with respect to the Companies in Paraguay. The options can be exercised by the parties at the beginning of 2024. See Note 2 - Summary of material accounting policies, number 2.7 – Financial instruments - Option Contracts.

As a result, currently the only shareholders of the Companies in Paraguay are CCU, through its subsidiary CCU Inversiones II SpA., and Sudameris Bank S.A.E.C.A.

(11) VSPT Winegroup (Shanghai) Limited

On December 5, 2022, VSPT Winegroup (Shanghai) Limited was incorporated in China for the purpose of commercializing wine. The committed capital of the company amounts US$ 500,000 (equivalent to ThCh$ 438,560 as of December 31, 2023).

(12) D&D SpA.

On January 20, 2023, the subsidiary Compañía Pisquera de Chile S.A. completed the acquisition of a 51.0132% interest in D&D SpA. (company owner of, among others assets, the Pizka brand), a joint stock company engaged in the frozen cocktail business, whose main product is packaged pisco sour. Its main products are manufactured in the production plant located in the district of Quilicura, in the city of Santiago, Chile.

For this business combination, the fair values of assets and liabilities were determined as follows:

Assets and Liabilities	Fair Value
ThCh$
Total current assets	992,511
Total non-current assets	2,597,635
Total Assets	3,590,146
Total current liabilities	727,196
Total non-current liabilities	636,956
Total Liabilities	1,364,152

Net identifiable assets acquired	2,225,994
Non-controlling interests	(1,090,587)
Goodwill	2,100,677
Investment value	3,236,084

As a result of the fair values indicated above, intangible assets and goodwill have been generated, which are disclosed in Note 17 - Intangible assets other than goodwill and Note 18 - Goodwill, respectively.

On January 20, 2023, the subsidiary Compañía Pisquera de Chile S.A. formalized the acquisition of a 51.0132% interest in D&D SpA. through the purchase and sale of 444 shares for ThCh$ 1,250,000 and subscribed 135 shares through a capital increase for ThCh$ 200,000, leaving CPCH as holder of 579 shares.

On the same date, a share sale and purchase agreement contract was signed between CPCH and Panda SpA and MBB SpA, agreeing that the purchase price will be subject to a contingent consideration based on the financial results of D&D SpA., and classified as a financial liability. The payment, if applicable, must be made within 30 days following the date on which the financial statements corresponding to the first year of calculation (2023) and the second year of calculation (2024), as applicable, are approved by the respective ordinary shareholders' meeting. The contingent consideration is recognized at its fair value at the acquisition date. Fair value will vary based on the probabilities of accomplish of the financial results being achieved. See contingent liability in Note 11 - Accounts and transactions with related parties, number (5).

(13) CRECCU S.A.

On January 9, 2023, at the Extraordinary Shareholders' Meeting of the subsidiary CRECCU S.A., it was agreed to reduce capital by ThCh$ 1,500,000, which was returned to the shareholders, this is, to the Company and the subsidiary CCU Inversiones S.A. in proportion to their participation.

(14) Compañía Industrial Cervecera S.A. y Sáenz Briones y Cía. S.A.I.C.

On April 16, 2021, subsidiary Compañía Industrial Cervecera S.A., acquired 481,643 shares of the stock rights of Argentinean company Sáenz Briones y Cía. S.A.I.C., by buying two minority shareholders, consequently leaving it with a 94.2138% interest in that company.

The amount disbursed for this transaction was ThCh$ 3,540,618 (337 million Argentine pesos) and the effect on equity recognized in the Company due to this change in interest amounted to ThCh$ 2,845,888.

On July 13, 2021, subsidiary Compañía Industrial Cervecera S.A., acquired 160,548 shares of the stock rights of Argentinean company Sáenz Briones y Cía. S.A.I.C., by buying one minority shareholders. Consequently, it now has a 95.6345% interest in said company.

The amount disbursed for this transaction was ThCh$ 1,168,183 (122 million Argentine pesos) and the effect on equity recognized in the Company due to this change in interest was ThCh$ 1,086,489.

On August 9, 2021, subsidiary Compañía Industrial Cervecera S.A., acquired 481,920 shares of the stock rights of Argentinean company Sáenz Briones y Cía. S.A.I.C., by buying one minority shareholders. Consequently, it now has a 99.9419% interest in that company.

The amount disbursed for this transaction was ThCh$ 3,636,863 (390 million Argentine pesos) and the effect on equity recognized in the Company due to this change in interest was ThCh$ 3,267,148.

On April 3, 2023, the Board of Directors of Compañía Industrial Cervecera S.A. approved a corporate reorganization process between Compañía Industrial Cervecera S.A. and Saenz Briones y Compañía S.A.I.C., defining an effective date for the merger of these companies as of May 1, 2023. This did not have a significant impact on the consolidated financial statements.

Joint operations:

The joint arrangements that qualify as joint operations are as follows:

(a) Promarca S.A.

Promarca S.A. is a closed stock company whose main activity is the acquisition, development and administration of trademarks and their corresponding licensing to their operators.

On December 31, 2023, Promarca S.A. recorded a profit of ThCh$ 6,490,044 (ThCh$ 7,729,870 as of 2022 and ThCh$ 5,854,185 as of 2021) which in accordance with the Company’s policies is 100% distributable.

(b) Bebidas CCU-Pepsico SpA. (“BCP”)

The line of business of this company is manufacture, produce, process, transform, transport, import, export, purchase, sell and in general market all types of concentrates.

On December 31, 2023, BCP recorded a profit of ThCh$ 5,628,818 (M$ 4,781,336 as of 2022 and ThCh$ 2,878,066 as of 2021) which in accordance with the Company’s policies is 100% distributable.

(c) Bebidas Carozzi CCU SpA. (“BCCCU”)

The purpose of this company is the production, marketing and distribution of instant powder drinks in the national territory.

As of December 31, 2023, BCCCU recorded a profit of ThCh$ 769,486 (loss of M$ 292,979 as of 2022 and ThCh$ 562,405 as of 2021).

The companies mentioned above, meet the conditions stipulated in IFRS 11 to be considered "joint operations", since the primary assets in both entities are trademarks, the contractual arrangements establishes that the parties to the joint arrangement share all interests in the assets relating to the arrangement in a specified proportion and their income is 100% from royalties charged to the joint operators for the sale of products using these trademarks.

D)	Early termination Budweiser license

The general aspects of the transaction are described below:

According to the Material Event reported on September 6, 2017, the CMF was informed that CCU and Compañía Cervecerías Unidas Argentina S.A. (CCU-A), entity organized under the laws of the Republic of Argentina and a subsidiary of CCU, have agreed with Anheuser-Busch InBev S.A./N.V. (ABI and together with CCU-A the "Parties"), an offer letter ("Term Sheet") which, among other matters, contemplates the early termination of license agreement in Argentina for the brand "Budweiser", signed between CCU-A and Anheuser-Busch, Incorporated (today Anheuser-Busch LLC, a subsidiary of ABI) dated March 26, 2008 (the "License Agreement").

The Transaction also includes the transfer from ABI to CCU-A of: (a) ownership of the brands Isenbeck and Diosa; (b) the ownership of the following registered brands in Argentina: Norte, Iguana and Báltica; and (c) the obligation of ABI to make its reasonable best efforts to cause that certain international premium beer brands are licensed to CCU-A (together with the brands identified in letter (b) above and with the brand Diosa referred to as the "Group of Brands") in Argentine territory.

The Transaction provides for the conclusion of the following contracts:

I.	Contract by virtue of which CCU-A will produce for the ABI Group part or all of the volume of the beer Budweiser, for a period of up to one year;
II.	Contract by virtue of which the ABI Group will produce for CCU-A part or all of the volume of the beer Isenbeck and Diosa for a period of up to one year;
III.	Contract by virtue of which the ABI Group will produce and distribute the Group of Brands, on behalf of CCU-A, for a period of maximum three years; and
IV.	Other agreements, documents and/or contracts that the Parties deem necessary for the Transaction (the “Transaction Documents”).

In summary, this agreement with ABI consists of the early termination of the license agreement of the Budweiser brand in exchange for a portfolio of brands representing similar volumes, plus different payments of up to US$ 400,000,000 before taxes, over a period of up to three years.

Status of the Transaction as of December 31, 2023

As of December 31, 2023 and December 31, 2022, there is no longer any income for this item, for the year ended December 31, 2021, it was recognized in Other income by function US$ 5,002,286, equivalent to ThCh$ 4,225,381 in 2021.